                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                     FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-08390
                                    ---------
                        Investment Company Act File Number

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
                (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Address of Principal Executive Offices)

                               Alan R. Dynner, Esq.
      Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
      ---------------------------------------------------------------------
                     (Name and Address of Agent for Services)

                                  (617) 482-8260
                                  --------------
               (Registrant's Telephone Number, Including Area Code)

                                    October 31
                                    ----------
                             Date of Fiscal Year End

                                 January 31, 2007
                                 ----------------
                             Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF JANUARY 31, 2007 PORTFOLIO OF INVESTMENTS (UNAUDITED)


SECURITY                        SHARES        VALUE
------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -- 96.5%

Argentina  -- 0.8%
------------------------------------------------------
Banco Macro SA (Class 'B'              950 $   31,350
Shares) (ADR)
BBVA Banco Frances SA (ADR)          2,300     25,277
Cresud SA (ADR)                      2,000     37,160
Grupo Financiero Galicia SA
(Class 'B' Shares) (ADR)(a)          3,000     26,850
IRSA Inversiones y
Representaciones SA (GDR)(a)         1,700     30,379
Molinos Rio de la Plata SA
(Class 'B' Shares)(a)                9,200     11,334
Petrobras Energia
Participaciones SA (ADR)(a)          2,000     22,900
Telecom Argentina SA (Class
'B' Shares) (ADR)(a)                 4,200     86,520
Transportadora de Gas del Sur
SA (ADR)(a)                          3,300     23,100
------------------------------------------------------

                                           $  294,870
------------------------------------------------------

Brazil  -- 5.8%
------------------------------------------------------
All America Latina Logistica         8,500 $   15,998
SA (PFD Shares)
American Banknote SA                 1,400     12,714
Aracruz Celulose SA (PFD
Shares)                              2,000     11,170
Arcelor Brasil SA                    1,200     24,223
Banco Bradesco SA                      908     36,102
Banco Bradesco SA (PFD Shares)       2,428     98,582
Banco do Brasil SA                     500     16,351
Banco Itau Holding Financeira
SA                                     400     12,516
Banco Itau Holding Financeira
SA (PFD Shares)                      2,800    103,423
Bradespar SA (PFD Shares)              600     15,979
Brasil Telecom Participacoes
SA                                 700,000     11,857
Brasil Telecom Participacoes
SA (PFD Shares)                  1,700,000     14,310
Brasil Telecom SA (PFD Shares)   2,000,000      9,740
Braskem SA (PFD Shares)              1,360      9,938
Centrais Eletricas
Brasileiras SA                     900,000     21,174
Centrais Eletricas
Brasileiras SA (Class 'B'
Shares) (PFD Shares)               500,000     11,293
Centrais Eletricas de Santa
Catarina SA (PFD Shares)             1,500     23,404
Cia Brasileira de
Distribuicao Grupo Pao de
Acucar (PFD Shares)                350,000     11,446
Cia de Bebidas das Americas
(PFD Shares)                       229,700    118,294
Cia de Companhia de
Concessoes Rodoviarias (CCR)         1,100     14,441
Cia de Saneamento Basico do
Estado de Sao Paulo                 90,000     11,434
Cia Energetica de Minas
Gerais (PFD Shares)                816,200     39,058
Cia Energetica de Sao Paulo
(PFD Shares)(a)                  1,000,000     11,622
Cia Paranaense de Energia -
Copel (PFD Shares)                 900,000     10,943
Cia Siderurgica Nacional SA
(CSN)                                  800     25,932
Cia Vale do Rio Doce                 3,300    110,401
Cia Vale do Rio Doce (PFD
Shares)                              4,470    126,197
Contax Participacoes SA (PFD        11,200     10,435
Shares)
Cosan SA Industria e
Comercio(a)                            800     15,321
CPFL Energia SA                        900     11,857
Cyrela Brazil Realty SA              2,500     23,115
Diagnosticos da America SA(a)          600     11,999
Duratex SA (PFD Shares)              1,700     32,396
EDP - Energias do Brasil SA          1,000     14,869
Empresa Brasileira de
Aeronautica SA                       9,400     94,254
Gafisa SA(a)                           700     10,211
Gerdau SA (PFD Shares)               1,500     25,268
Gol Linhas Aereas
Inteligentes SA (PFD Shares)           300      8,976
Investimentos Itau SA (PFD
Shares)                              7,100     39,254
Itausa-Investimentos Itau SA         3,000     19,974
Klabin SA (PFD Shares)               4,000      9,618
Localiza Rent a Car SA                 400     12,093
Lojas Americanas SA (PFD
Shares)                            557,000     32,239
Lojas Renner SA                      1,900     26,597
Lupatech SA(a)                         800     13,254
Marcopolo SA (PFD Shares)            5,000     14,704
Metalurgica Gerdau SA (PFD
Shares)                                600     12,456
Natura Cosmeticos SA                 1,700     22,957
Net Servicos de Comunicacao
SA (PFD Shares)(a)                   1,100     13,286
Perdigao SA                            900     11,434
Petroleo Brasileiro SA               4,800    117,445
Petroleo Brasileiro SA (PFD
Shares)                              7,100    156,583
Randon Participacoes SA (PFD
Shares)                              3,100     15,097
Rossi Residencial SA                   900     10,036
Sadia SA (PFD Shares)                4,000     12,836
Souza Cruz SA                        1,200     22,586
Submarino SA                           500     15,175
Suzano Papel e Celulose SA           1,300     14,252
Tam SA (PFD Shares)                    500     16,163
Tele Norte Leste
Participacoes SA                       400     10,484
Tele Norte Leste
Participacoes SA (PFD Shares)        1,700     22,805
Telemar Norte Leste SA (PFD
Shares)                                500     10,164
Telesp - Telecomunicacoes de
Sao Paulo SA (PFD Shares)              500     12,613
Tim Participacoes SA             1,800,000      9,613
Tim Participacoes SA (PFD
Shares)                          3,400,000     11,503
Totvs SA(a)                            600     13,805
Tractebel Energia SA                 1,300     11,163
Unibanco - Uniao de Bancos
Brasileiros SA                       4,700     44,031
Unibanco - Uniao de Bancos
Brasileiros SA (PFD Shares)          3,200     12,196
Usinas Siderurgicas de Minas
Gerais SA                              300     13,622
Usinas Siderurgicas de Minas
Gerais SA (PFD Shares)                 700     26,416
Vivo Participacoes SA (PFD
Shares)(a)                           3,600     13,721
Votorantim Celulose e Papel
SA (PFD Shares)                        600     10,912
Weg SA (PFD Shares)                  3,200     23,037
------------------------------------------------------
                                           $2,041,367
------------------------------------------------------

Bulgaria  -- 0.9%
------------------------------------------------------
Albena(a)                              550 $   36,494
Bulgarian Telecommunications
Co.                                 22,100    164,986
Doverie Holding AD                  12,900     48,794
Insurance & Reinsurance Co.,
DZI AD(a)                              300     35,356
Sopharma AD                          6,000     31,454
------------------------------------------------------

                                           $  317,084
------------------------------------------------------

Chile  -- 2.9%
------------------------------------------------------
Administradora de Fondos de            800 $   18,680
Pensiones Provida SA (ADR)
Almendral SA                       166,800     13,174
Antarchile SA (Series 'A')           2,770     45,789
Banco de Chile                     648,000     50,821
Banco de Credito e Inversiones       1,680     54,925
Banco Santander Chile SA           528,000     25,069
Banco Santander Chile SA (ADR)         500     24,730
Cap SA                               1,100     16,062
Cencosud SA                         15,200     53,603
Cia Cervecerias Unidas SA
(ADR)                                  900     26,928
Cia de Telecomunicaciones de
Chile SA (Series 'A')                7,400     15,970
Coia General de Electricidad
SA                                   2,900     22,371
Colbun SA                          110,000     21,416
Corpbanca SA                     3,933,700     21,603
Distribucion y Servicio D&S
SA (ADR)                             1,000     21,250
Empresa Nacional de
Electricidad SA                     24,000     31,187
Empresa Nacional de
Electricidad SA (ADR)                1,000     38,800
Empresa Nacional de
Telecomunicaciones SA                2,100     27,347
Empresas CMPC SA                     1,540     51,480
Empresas Copec SA                    7,250     93,213
Enersis SA                          61,800     19,524
Enersis SA (ADR)                     1,900     29,944
La Polar SA                          5,000     28,653
Lan Airlines SA                      2,700     33,568
Madeco SA(a)                       214,000     24,940
Masisa SA (ADR)                        600      6,954
Minera Valparaiso SA                 1,100     26,568
Quinenco SA                         22,400     34,272
S.A.C.I. Falabella SA               20,720     85,247
SM-Chile SA (Class 'B' Shares)     140,900     13,457
Sociedad Quimica y Minera de
Chile SA (Series 'B') (ADR)            200     27,134
Vina Concha y Toro SA               10,300     18,540
------------------------------------------------------

                                           $1,023,219
------------------------------------------------------

China  -- 5.7%
------------------------------------------------------
Agile Property Holdings Ltd.        16,000 $   13,117
Aluminum Corp. of China Ltd.
(Class 'H' Shares)                  28,000     25,101
Angang Steel Co., Ltd. (Class
'H' Shares)                         12,000     18,914
Baidu.com, Inc. (ADR)(a)               170     21,240
Bank of China Ltd. (Class 'H'
Shares)(a)                         146,000     72,032
Bank of Communications Ltd.
(Class 'H' Shares)                  17,000     18,357
Chaoda Modern Agriculture
Holdings Ltd.                       28,000     19,802
China Construction Bank            130,000     76,073
(Class 'H' Shares)(144A)
China COSCO Holdings Co.,
Ltd. (Class 'H' Shares)             26,500     19,208
China International Marine
Containers Co., Ltd. (Class
'B' Shares)                         10,010     20,819
China Life Insurance Co.,
Ltd. (Class 'H' Shares)             30,000     88,281
China Mengniu Dairy Co., Ltd.       17,000     50,972
China Merchants Bank Co.,
Ltd. (Class 'H' Shares)             28,000     60,453
China Merchants Holdings
International Co., Ltd.             28,000    103,880
China Mobile Hong Kong Ltd.         21,000    193,289
China Netcom Group Corp.
(Hong Kong) Ltd.                     8,000     20,051
China Overseas Land &
Investment Ltd.                     20,000     22,248
China Petroleum & Chemical
Corp. (Class 'H' Shares)            86,000     71,807
China Resources Enterprise
Ltd.                                14,000     43,867
China Resources Power
Holdings Co., Ltd.                  12,000     18,862
China Shenhua Energy Co.,
Ltd. (Class 'H' Shares)             16,000     39,127
China Shipping Development
Co., Ltd. (Class 'H' Shares)        16,000     22,489
China Telecom Corp. Ltd.
(Class 'H' Shares)                  72,000     34,868
China Travel International
Investment Hong Kong Ltd.           66,000     28,771
China Unicom Ltd.                   14,000     18,892
China Vanke Co., Ltd. (Class
'B' Shares)                         16,000     28,622
CNOOC Ltd.                          60,000     51,211
COFCO International Ltd.            22,000     23,128
Cosco Pacific Ltd.                   8,000     20,094
Ctrip.com International Ltd.
(ADR)                                  300     21,333
Datang International Power
Generation Co., Ltd. (Class
'H' Shares)                         18,000     18,304
Denway Motors Ltd.                  70,000     29,513
Dongfeng Motor Group Corp.
(Class 'H' Shares)(a)               54,000     32,745
Focus Media Holding Ltd.
(ADR)(a)                               400     33,064
Guangzhou R&F Properties Co.,
Ltd. (Class 'H' Shares)              8,800     16,879
Huaneng Power International,
Inc. (Class 'H' Shares)             26,000     23,455
Industrial & Commercial Bank
of China (Class 'H' Shares)(a)     130,000     75,579
Jiangxi Copper Co., Ltd.
(Class 'H' Shares)                  16,000     16,367
Kingboard Chemical Holdings
Ltd.                                 4,500     18,620
Lenovo Group Ltd.                   42,000     17,109
Li Ning Co., Ltd.                   12,000     20,316
Netease.com, Inc. (ADR)(a)           1,200     24,528
PetroChina Co., Ltd. (Class
'H' Shares)                         76,000     93,607
Ping An Insurance Group Co.
of China Ltd. (Class 'H'
Shares)                              4,000     19,331
Samson Holding Ltd.                 30,000     16,177
Semiconductor Manufacturing
International Corp.(a)             115,000     18,584
Shanghai Electric Group Co.,        42,000     20,450
Ltd. (Class 'H' Shares)
Shanghai Industrial Holdings
Ltd.                                 8,000     17,230
Shanghai Zhenhua Port
Machinery Co., Ltd. (Class
'B' Shares)                         13,000     20,566
SINA Corp.(a)                          800     28,616
Sinopec-China Petroleum &
Chemical Corp. (Class 'H'
Shares)                             34,000     16,834
Suntech Power Holdings Co.,
Ltd. (ADR)(a)                          600     22,080
Tingyi (Cayman Islands)
Holding Corp.                       26,000     29,432
TPV Technology Ltd.                 20,000     12,364
Tsingtao Brewery Co., Ltd.
(Class 'H' Shares)                  12,000     23,093
Weiqiao Textile Co., Ltd.
(Class 'H' Shares)                  11,000     16,427
Yantai Changyu Pioneer Wine
Co., Ltd. (Class 'B' Shares)         5,000     23,754
Yanzhou Coal Mining Co., Ltd.
(Class 'H' Shares)                  22,000     20,429
ZTE Corp. (Class 'H' Shares)         5,000     22,516
------------------------------------------------------
                                           $2,014,877
------------------------------------------------------

Colombia  -- 0.8%
------------------------------------------------------
Almacenes Exito SA                   3,500 $   21,744
Bancolombia SA (PFD Shares)
(ADR)                                1,800     53,550
Cementos Argos SA                    7,200     27,860
Compania de Cemento Argos SA         8,500     43,376
Grupo Aval Acciones y Valores
SA                                  68,800     19,692
Grupo Nacional de Chocolates
SA                                   6,100     43,039
Interconexion Electrica SA           9,000     23,284
Promigas SA                          2,460     27,443
Suramericana de Inversiones SA       2,500     21,966
------------------------------------------------------
                                           $  281,954
------------------------------------------------------

Croatia  -- 0.9%
------------------------------------------------------
Adris Grupa DD (PFD Shares)            800 $   65,391
Atlantska Plovidba DD                  130     23,936
Dalekovod DD(a)                        110     16,507
Ericsson Nikola Tesla                   75     37,206
Koncar-Elektroindustrija DD(a)         180     24,379
Petrokemija DD(a)                      400     14,829
Podravka Prehrambena
Industija DD                           450     39,325
Privredna Banka Zagreb DD(a)           232     65,532
Tankerska Plovidba(a)                   25     18,077
------------------------------------------------------
                                           $  305,182
------------------------------------------------------

Czech Republic  -- 2.9%
------------------------------------------------------
CEZ AS                               9,690 $  415,356
Komercni Banka AS                    1,154    172,826
Philip Morris CR AS                     64     32,832
Telefonica 02 Czech Republic
AS                                   5,164    126,563
Unipetrol AS(a)                     12,923    141,476
Zentiva NV                           2,415    147,060
------------------------------------------------------
                                           $1,036,113
------------------------------------------------------

Egypt  -- 1.5%
------------------------------------------------------
Alexandria Mineral Oils Co.            720 $    9,124
Arab Cotton Ginning                  4,800      7,103
Commercial International Bank        3,418     31,798
Eastern Tobacco                        472     26,518
Egypt Kuwaiti Holding Co.            9,500     15,580
Egyptian Financial
Group-Hermes Holding SAE(a)          5,171     29,944
Egyptian International
Pharmaceutical Industrial Co.        2,100      8,847
Egyptian Media Production
City(a)                              4,870      8,959
El Ezz Aldekhela Steel Alexa
Co.                                     65      9,926
El Ezz Steel Rebars SAE(a)           1,000      9,226
El Sewedy Cables Holding
Co.(a)                               1,430      9,726
El Watany Bank of Egypt(a)           2,100     11,519
Misr Beni Suef Cement Co.              740     12,242
Misr Cement                          1,030      9,311
MobiNil- Egyptian Co. for
Mobil Services                         690     21,195
National Societe General Bank        1,500     10,387
Olympic Group Financial
Investments                          1,800     15,482
Orascom Construction
Industries (OCI)                     2,022     92,280
Orascom Hotels &
Development(a)                       3,070     21,318
Orascom Telecom Holding SAE          1,596    110,554
Oriental Weavers Co.                   900     10,585
Sidi Kerir Petrochemicals Co.        1,350     22,725
Suez Cement Co.                      1,200     12,324
Telecom Egypt                        7,684     17,143
Torah Portland Cement Co.              410      9,720
------------------------------------------------------
                                           $  543,536
------------------------------------------------------

Estonia  -- 0.8%
------------------------------------------------------
AS Eesti Telekom                     3,564 $   41,340
AS Harju Elekter                     4,100     23,884
AS Merko Ehitus                      1,488     47,736
AS Norma                             2,000     15,410
AS Tallink Group Ltd.(a)            38,232     76,735
AS Tallinna Kaubamaja                3,790     49,287
AS Tallinna Vesi                     1,590     38,051
------------------------------------------------------
                                           $  292,443
------------------------------------------------------

Ghana  -- 0.7%
------------------------------------------------------
Aluworks Ghana Ltd.                 57,409 $   45,210
CAL Bank Ltd.(a)                    83,900     20,087
Cocoa Processing Co., Ltd.(a)      269,722     15,756
Ghana Commercial Bank Ltd.(a)       67,600     45,507
Home Finance Co., Ltd.(a)           34,300     20,111
Produce Buying Co., Ltd.(a)        382,428    107,960
------------------------------------------------------
                                           $  254,631
------------------------------------------------------

Hungary  -- 3.4%
------------------------------------------------------
BorsodChem Rt.                       1,300 $   19,250
Danubius Hotel & Spa Rt.(a)            410     16,120
EGIS Rt.(a)                            210     25,838
FHB Land Credit & Mortgage
Bank Rt.(a)                          2,400     24,654
Fotex Rt.(a)                         5,500     19,054
Magyar Telekom Rt.                  46,660    237,133
MOL Hungarian Oil & Gas Rt.          2,400    248,562
OTP Bank Rt.                         8,700    387,092
RABA Automotive Holding Rt.(a)       5,400     36,563
Richter Gedeon Rt.                     890    178,990
------------------------------------------------------
                                           $1,193,256
------------------------------------------------------

India  -- 5.9%
------------------------------------------------------
ACC Ltd.                               490 $   11,315
Aditya Birla Nuvo Ltd.                 502     14,319
Amtek Auto Ltd.                      1,400     11,389
Asea Brown Boveri India Ltd.           130     10,646
Asian Paints Ltd.                      630     11,321
Bajaj Auto Ltd.                        400     25,167
Bajaj Auto Ltd. (GDR)                  200     12,500
Bank of Baroda                       1,660      9,320
Bank of India(a)                     2,400     10,400
BF Utilities Ltd.(a)                   340     22,599
Bharat Forge Ltd.                    1,250      9,516
Bharat Heavy Electricals Ltd.          450     25,673
Bharat Petroleum Corp. Ltd.          1,100      8,952
Bharti Airtel Ltd.(a)               11,340    181,288
Century Textiles & Industries
Ltd.                                   720     11,228
Cipla Ltd.                           3,660     20,399
Container Corp. of India Ltd.          330     15,113
Crompton Greaves Ltd.                2,400     10,603
Dr. Reddy's Laboratories Ltd.
(ADR)                                  800     13,496
Essar Oil Ltd.(a)                    8,230     11,349
Financial Technologies India
Ltd.                                   230      9,235
Gail India Ltd.                      1,800     11,462
Gail India Ltd. (GDR)                  500     18,972
Glaxosmithkline
Pharmaceuticals Ltd.                   380     10,043
Glenmark Pharmaceuticals Ltd.          830     11,658
Grasim Industries Ltd.
(GDR)(144A)                            300     19,050
Great Eastern Shipping Co.,
Ltd.                                 1,120      5,303
Great Offshore Ltd.(a)                 280      4,613
Gujarat Ambuja Cements Ltd.          7,500     23,283
HCL Technologies Ltd.                  750     11,002
HDFC Bank Ltd.                       2,180     53,284
HDFC Bank Ltd. (ADR)                   400     30,528
Hero Honda Motors Ltd.                 600      9,705
Hindalco Industries Ltd.
(GDR)(144A)                          3,700     14,541
Hindustan Lever Ltd.                 8,000     37,503
Hindustan Petroleum Corp. Ltd.       1,700     12,070
Hindustan Zinc Ltd.                    780     12,601
Housing Development Finance
Corp.                                  910     34,569
I-Flex Solutions Ltd.                  300     13,118
ICICI Bank Ltd.                      3,040     64,645
ICICI Bank Ltd. (ADR)                1,200     52,980
Indiabulls Financial Services
Ltd.                                 1,700     14,130
Indiabulls Real Estate
Ltd.(a)(b)                           1,700     13,666
Indian Hotels Co., Ltd.              4,000     13,686
Indian Oil Corp. Ltd.                  860      9,591
Indian Petrochemicals Corp.
Ltd.                                 1,700     10,660
Industrial Development Bank
of India Ltd.                        6,200     14,112
Infosys Technologies Ltd.            2,160    109,869
Infrastructure Development
Finance Co., Ltd.                    6,200     14,479
ITC Ltd.                            11,630     46,019
ITC Ltd. (GDR)(144A)                 7,800     30,576
IVRCL Infrastructures &
Projects Ltd.                        1,200     11,071
Jaiprakash Associates Ltd.             780     12,414
Kotak Mahindra Bank Ltd.             1,300     13,724
Larsen & Toubro Ltd.                   340     12,269
Larsen & Toubro Ltd. (GDR)             800     28,785
Mahanagar Telephone Nigam
Ltd. (ADR)                           2,500     18,475
Mahindra & Mahindra Ltd.             1,270     25,937
Maruti Udyog Ltd.                      990     20,838
Motor Industries Co., Ltd.             130     10,658
Nestle India Ltd.(a)                   430     10,671
NTPC Ltd.                            8,200     26,254
Oil & Natural Gas Corp. Ltd.         1,760     36,000
Patni Computer Systems Ltd.
(ADR)                                  600     14,304
Ranbaxy Labratories Ltd. (GDR)       1,500     14,400
Reliance Capital Ltd.                  860     12,099
Reliance Communications
Ltd.(a)                              7,460     78,001
Reliance Energy Ltd. (GDR)             500     17,375
Reliance Industries Ltd.             2,540     78,410
Reliance Industries Ltd.
(GDR)(144A)                            700     42,980
Reliance Natural Resources
Ltd.(a)                             21,000     12,535
Reliance Petroleum Ltd.(a)           7,010     10,326
Satyam Computer Services Ltd.
(ADR)                                2,000     46,560
Siemens India Ltd.                     360      9,367
State Bank of India (GDR)              300     19,470
Steel Authority of India
Ltd.(a)                              5,200     12,755
Sterlite Industries (India)
Ltd.                                   880     10,215
Sun Pharmaceuticals
Industries Ltd.                        500     11,682
Suzlon Energy Ltd.                     350      9,091
Tata Chemicals Ltd.                  2,000     10,294
Tata Consultancy Services Ltd.         700     20,310
Tata Motors Ltd.                       550     10,970
Tata Motors Ltd. (ADR)                 600     12,180
Tata Power Co., Ltd.                 1,690     23,205
Tata Steel Ltd.                      2,830     29,635
Tata Tea Ltd.(a)                       600      9,685
Ultra Tech Cement Ltd.                 700     15,680
Unitech Ltd.                         1,100     11,530
United Phosphorus Ltd.               1,500     11,051
United Spirits Ltd.                    550     11,316
UTI Bank Ltd.                        2,000     24,340
Videocon Industries Ltd.             1,020     10,173
Videsh Sanchar Nigam Ltd.
(ADR)                                1,000     21,020
Voltas Ltd.                          4,000      9,364
Wipro Ltd. (ADR)                     1,000     17,310
Wire & Wireless India Ltd.(a)        1,000      2,772
Zee News Ltd.(a)                       904        685
Zee Telefilms Ltd.(a)                2,000     14,147
------------------------------------------------------
                                           $2,075,879
------------------------------------------------------

Indonesia  -- 3.1%
------------------------------------------------------
Aneka Tambang Tbk PT                17,500 $   15,062
Astra Argo Lestari Tbk PT            9,500     13,815
Astra International Tbk PT          57,200     93,632
Bakrie & Brothers Tbk PT(a)      2,460,000     46,510
Bakrie Sumatera Plantations
Tbk PT                              96,000     10,684
Bakrie Telecom PT(a)               372,300     10,407
Bank Central Asia Tbk PT           143,000     80,583
Bank Danamon Indonesia Tbk PT       18,000     11,725
Bank Internasional Indonesia
Tbk PT                             500,000     12,356
Bank Mandiri PT                     88,000     25,015
Bank Niaga Tbk PT                  135,000     13,418
Bank Pan Indonesia Tbk PT          180,000     11,712
Bank Rakyat Indonesia PT           123,500     72,216
Berlian Laju Tanker Tbk PT          43,500      7,957
Bimantara Citra Tbk PT              30,000     15,466
Bumi Resources Tbk PT              424,000     50,171
Energi Mega Persada Tbk PT(a)      376,700     25,115
Gudang Garam Tbk PT                  8,500      9,669
Holcim Indonesia Tbk PT(a)         126,700      9,093
Indah Kiat Pulp & Paper Corp.
Tbk PT(a)                          100,000      9,586
Indocement Tunggal Prakarsa
Tbk PT                              50,300     29,706
Indofood Sukses Makmur Tbk PT       78,000     14,540
Indonesian Satellite Corp.
Tbk PT                              54,500     35,866
International Nickel
Indonesia Tbk PT                     8,000     29,088
Kalbe Farma Tbk PT(a)              153,500     21,983
Lippo Karawaci Tbk PT               86,000      9,633
Medco Energi Internasional
Tbk PT                              62,000     23,454
Perusahaan Gas Negara PT            35,500     36,700
Ramayana Lestari Sentosa Tbk
PT                                 110,000     10,432
Semen Gresik Persero Tbk PT          6,100     25,534
Sinar Mas Agro Resources &
Technology Tbk PT(a)                23,000      9,097
Summarecon Agung Tbk PT             80,800     11,303
Tambang Batubara Bukit Asam
Tbk PT (Series 'B')                 45,000     15,523
Telekomunikasi Indonesia Tbk
PT                                 150,500    156,737
Unilever Indonesia Tbk PT           36,300     23,304
United Tractors Tbk PT             151,000    112,479
------------------------------------------------------
                                           $1,109,571
------------------------------------------------------

Israel  -- 3.0%
------------------------------------------------------
Africa-Israel Investments Ltd.         200 $   15,856
Alvarion Ltd.(a)                     1,500      9,930
Avner Oil & Gas Ltd.               135,700     11,193
Bank Hapoalim B.M.                  12,500     58,545
Bank Leumi Le-Israel                13,260     52,406
Bezeq Israeli
Telecommunication Corp. Ltd.        50,800     81,342
Check Point Software
Technologies Ltd.(a)                 1,730     41,278
Clal Insurance & Enterprise
Holdings Ltd.                          410      9,827
Delek Group Ltd.                        60     10,715
Discount Investment Corp.              400     11,638
ECI Telecom Ltd.(a)                  1,200     10,224
Elbit Systems Ltd.                     400     13,936
First International Bank of
Israel Ltd.(a)                         760      9,812
Gazit Globe (1982) Ltd.                900     11,809
Gilat Satellite Networks
Ltd.(a)                              1,160     10,440
Harel Insurance Investments
Ltd.                                   180      9,485
IDB Development Corp. Ltd.             350     11,320
Israel Chemicals Ltd.               13,000     80,402
Israel Corp. Ltd.                       75     37,881
Israel Discount Bank Ltd.
(Series 'A')(a)                      6,200     13,110
Koor Industries Ltd.(a)                210     11,843
Makhteshim-Agan Industries
Ltd.                                 9,010     53,350
Mizrahi Tefahot Bank Ltd.            1,600     11,045
Ness Technologies, Inc.(a)             800     10,728
Nice Systems Ltd.(a)                   730     23,232
Orbotech Ltd.(a)                       500     11,970
Ormat Industries Ltd.                1,100     13,294
Osem Investment Ltd.                 1,000      9,631
Partner Communications Co.,
Ltd.                                 4,500     55,794
RADVision Ltd.(a)                      600     11,718
Super-Sol Ltd.(a)                    2,800     11,070
Syneron Medical Ltd.(a)                500     12,300
Teva Pharmaceutical
Industries Ltd.                      4,400    155,019
Teva Pharmaceutical
Industries Ltd. (ADR)                4,400    154,440
------------------------------------------------------
                                           $1,056,583
------------------------------------------------------

Kenya  -- 0.8%
------------------------------------------------------
Bamburi Cement Co., Ltd.            16,200 $   48,128
Barclays Bank of Kenya Ltd.         47,265     53,077
East African Breweries Ltd.         10,800     22,696
ICDC Investment Co., Ltd.           33,800     14,414
Kenya Airways Ltd.                  24,300     37,305
Kenya Commercial Bank Ltd.           7,600     25,063
Kenya Power & Lighting Ltd.          5,000     19,616
Mumias Sugar Co., Ltd.              28,700     17,236
Nation Media Group Ltd.              4,600     20,205
Standard Chartered Bank Kenya
Ltd.                                 5,400     16,657
------------------------------------------------------
                                           $  274,397
------------------------------------------------------

Lithuania  -- 0.7%
------------------------------------------------------
Apranga PVA                          3,200 $   18,525
Invalda PVA                          2,200     11,335
Klaipedos Nafta PVA                 63,700     28,013
Lietuvos Dujos                      18,700     28,455
Pieno Zvaigzdes                      6,000     12,257
Rokiokio Suris                         530     11,710
Rytu Skirstomieji Tinklai            9,000     13,849
Sanitas                              2,900     17,291
Siauliu Bankas                       6,600     10,247
Teo LT AB                           57,000     61,330
Ukio Bankas Commercial Bank         27,700     46,345
------------------------------------------------------
                                           $  259,357
------------------------------------------------------

Luxembourg  -- 0.7%
------------------------------------------------------
Evraz Group SA (GDR)(144A)             600 $   16,773
Tenaris SA (ADR)                     5,200    246,844
------------------------------------------------------
                                           $  263,617
------------------------------------------------------

Malaysia  -- 3.1%
------------------------------------------------------
AMMB Holdings Bhd                    8,800 $    8,112
Astro All Asia Networks Plc          4,900      7,562
Batu Kawan Bhd                       5,200     16,341
Berjaya Sports Toto Bhd              6,500      8,594
British American Tobacco
Malaysia Bhd                         1,500     18,779
Bumiputra-Commerce Holdings
Bhd                                 16,000     42,180
Bursa Malaysia Bhd                   6,200     19,439
Dialog Group Bhd                    43,000     13,496
Digi.com Bhd                         2,500     11,034
EON Capital Bhd                      5,600     11,358
Gamuda Bhd                          16,000     32,498
Genting Bhd                          4,900     53,250
Golden Hope Plantations Bhd          6,100     11,287
Green Packet Bhd                     9,000     12,598
Hong Leong Bank Bhd                  4,300      7,555
IGB Corp. Bhd                       20,000     12,995
IJM Corp. Bhd                        9,600     22,381
IOI Corp. Bhd                        7,900     41,466
KNM Group Bhd                        5,700     17,461
Kuala Lumpur Kepong Bhd              2,000      8,499
Kumpulan Guthrie Bhd                 7,800     11,142
Lafarge Malayan Cement Bhd          28,000     13,183
Lion Diversified Holdings Bhd        5,900     10,373
Malakoff Bhd                         2,300      6,636
Malayan Banking Bhd                 15,500     55,895
Malaysia International
Shipping Corp. Bhd                  11,300     29,006
Malaysian Airline System
Bhd(a)                              10,500     16,409
Malaysian Oxygen Bhd                 1,800      6,479
Malaysian Pacific Industries
Bhd                                  2,200      6,542
Malaysian Plantations Bhd(a)        16,500     12,723
Maxis Communications Bhd            12,600     41,376
MMC Corp. Bhd                        6,900     11,170
Petronas Dagangan Bhd               13,800     20,724
PLUS (Projek Lebuhraya Utara
Selatan) Expressways Bhd            13,600     11,159
PPB Group Bhd                       10,000     15,712
PPB Oil Palms Bhd                    4,900     16,656
Public Bank Bhd                     18,400     46,521
Ranhill Bhd                         31,000     11,201
Resorts World Bhd                    5,200     23,144
RHB Capital Bhd                      8,500      8,773
Road Builder Holdings Bhd           13,700     15,382
Scomi Group Bhd                     42,000     12,474
Shell Refining Co. Bhd               2,500      7,584
Sime Darby Bhd                      27,400     63,979
SP Setia Bhd                         6,000     10,284
Ta Ann Holdings Bhd                  8,400     26,396
Tanjong Plc                          3,000     12,712
Telekom Malaysia Bhd                15,900     46,865
Tenaga Nasional Bhd                  9,900     34,815
Titan Chemicals Corp. Bhd           36,000     14,935
Transmile Group Bhd                  2,600     10,324
Uchi Technologies Bhd               11,500     10,513
UEM Builders Bhd                    29,600     13,676
UEM World Bhd                       23,600     14,570
WTK Holdings Bhd                     5,200     12,881
YTL Cement Bhd                      14,000     16,800
YTL Corp. Bhd                        7,100     15,012
YTL Power International Bhd         12,490      7,893
------------------------------------------------------
                                           $1,098,804
------------------------------------------------------

Mexico  -- 5.7%
------------------------------------------------------
Alfa SA de CV (Series 'A')          10,700 $   72,685
America Movil SA de CV
(Series 'A')                         3,700      8,144
America Movil SA de CV
(Series 'L')                       160,900    356,171
America Telecom SA de CV
(Series 'A1')(a)                     5,900     51,060
Axtel SA de CV (Series
'CPO')(a)                            3,400     11,579
Carso Global Telecom SA de CV
(Series 'A1')(a)                     7,300     27,624
Carso Infraestructura y
Construccion SA(a)                  29,000     26,765
Cemex SAB de CV (Series
'CPO')(a)                           68,800    243,339
Coca-Cola Femsa SA de CV
(Series 'L')                         3,200     12,753
Consorcio ARA SA de CV               1,800     12,063
Controladora Comercial
Mexicana SA de CV                    4,000     10,869
Corporacion GEO SA de CV
(Series 'B')(a)                      3,800     20,100
Corporacion Interamericana de
Entretenimiento SA de CV(a)          3,800      9,981
Corporacion Moctezuma SA de CV       5,000     12,909
Desarrolladora Homex SA de
CV(a)                                1,600     15,811
Desc SA de CV (Series 'B')(a)       12,100     19,727
Empresas ICA SA de CV(a)            15,800     58,158
Fomento Economico Mexicano SA
de CV (Series 'UBD')                 6,800     81,299
Grupo Aeroportuario del
Sureste SAB de CV (Class 'B'
Shares)                              2,700     11,689
Grupo Bimbo SA de CV (Series
'A')                                 5,200     25,951
Grupo Carso SA de CV (Series
'A1')                               21,600     78,647
Grupo Elektra SA de CV               1,100     15,923
Grupo FAMSA SA (Series 'A')(a)       2,400     10,869
Grupo Financiero Banorte SA
de CV (Class 'O' Shares)            52,600    208,575
Grupo Financiero Inbursa SA
de CV (Class 'O' Shares)            39,400     77,225
Grupo IMSA SA de CV                  2,400     10,162
Grupo Lamosa SA                      3,100     10,473
Grupo Mexico SA de CV (Series
'B')                                13,800     56,546
Grupo Modelo SA de CV (Series
'C')                                 6,300     34,174
Grupo Televisa SA (Series
'CPO')                              12,900     75,946
Impulsora del Desarrollo y el
Empleo en America Latina SA
de CV (Series 'B1')(a)              30,900     36,859
Industrias CH SA (Series
'B')(a)                              2,600     11,327
Industrias Penoles SA de CV          1,200     11,315
Kimberly-Clark de Mexico SA
de CV                                5,100     21,895
Mexichem SA de CV                    7,100     13,054
Organizacion Soriana SAB de CV       1,600     13,224
Promotora y Operadora de
Infraestructura SA de CV(a)          9,400     23,218
Telefonos de Mexico SA de CV
(Series 'L')                        62,500     95,951
TV Azteca SA de CV (Series
'CPO')                              15,000     12,146
Urbi Desarrollos Urbanos SA
de CV(a)                             3,400     12,133
Wal-Mart de Mexico SA de CV
(Series 'V')                        27,000    119,120
------------------------------------------------------
                                           $2,037,459
------------------------------------------------------

Morocco  -- 1.6%
------------------------------------------------------
Attijariwafa Bank                      200 $   60,985
Banque Marocaine du Commerce
Exterieur (BMCE)                       320     51,508
Banque Marocaine pour le
Commerce et L' Industrie
(BMCI)                                 180     24,830
Centrale Laitiere                       85     60,712
Ciments du Maroc                       100     30,682
Credit Immobilier et Hotelier
(CIH)(a)                               290     20,291
Douja Promotion Groupe Addoha
SA(a)                                   90     29,249
Lafarge Ciments                         40     21,931
Maroc Telecom                        5,940     91,703
ONA SA                                 370     72,545
Samir                                  240     26,934
Societe des Brasseries du
Maroc                                  100     20,867
Societe Nationale
d'Investissement                       130     23,862
SONASID (Societe Nationale de
Siderurgie)                             90     31,223
------------------------------------------------------
                                           $  567,322
------------------------------------------------------

Netherlands  -- 0.1%
------------------------------------------------------
XS Retail Group NV (GDR)(a)          1,000 $   27,402
------------------------------------------------------
                                           $   27,402
------------------------------------------------------

Nigeria  -- 0.7%
------------------------------------------------------
Access Bank Nigeria Plc(a)         186,000 $   10,736
Afribank Nigeria Plc(a)            111,300      9,993
African Petroleum Plc(a)            33,700     15,223
Ashaka Cement Plc                   25,000     13,842
Cadbury Nigeria Plc                 22,000      6,349
First Bank of Nigeria Plc          166,100     47,796
Guaranty Trust Bank Plc             71,000     12,660
Guiness Nigeria Plc                 10,375      9,307
Intercontinental Bank Plc(a)        79,500     11,733
Mobil Nigeria Plc                    7,000      9,488
Nestle Foods Nigeria Plc             6,000     10,910
Nigerian Breweries Plc              36,600     11,191
Oando Plc                           17,300      9,851
Oceanic Bank International Plc     118,500     14,226
Total Nigeria Plc                    6,800      9,601
UAC of Nigeria Plc(a)               96,800     24,011
Union Bank of Nigeria Plc          101,280     21,804
------------------------------------------------------
                                           $  248,721
------------------------------------------------------

Pakistan  -- 0.8%
------------------------------------------------------
Bank Alfalah Ltd.(a)                28,500 $   21,988
Hub Power Co., Ltd.                 46,000     24,165
Muslim Commercial Bank Ltd.          6,500     32,007
National Bank of Pakistan            4,500     20,724
Nishat Mills Ltd.                   14,500     24,714
Oil & Gas Development Co.,
Ltd.                                 9,500     19,627
Pak Suzuki Motor Co., Ltd.           3,000     21,939
Pakistan Industrial Credit &
Investment Corp. Ltd.               18,500     20,971
Pakistan Oil Fields Ltd.             4,000     23,411
Pakistan Petroleum Ltd.              5,200     22,157
Pakistan State Oil Co., Ltd.         4,000     22,390
Pakistan Telecommunication
Co., Ltd.                           30,500     27,812
Unilever Pakistan Ltd.                 500     18,114
------------------------------------------------------
                                           $  300,019
------------------------------------------------------

Peru  -- 1.4%
------------------------------------------------------
Alicorp SA                          66,800 $   54,317
Banco Continental                    8,200     19,131
Cia de Minas Buenaventura SA           800     22,955
Cia de Minas Buenaventura SA
(ADR)                                  800     23,128
Cia Minera Milpo SA                  6,500     22,768
Credicorp Ltd.                       1,400     58,800
Edegel SA                           46,800     22,979
Edegel SA (Class 'B'
Shares)(a)                          58,000     28,479
Empresa Agroindustrial Casa
Grande SA(a)                        11,000     24,288
Ferreyros SA                        20,300     31,426
Grana y Montero SA                  17,000     24,191
Luz del Sur SAA                     16,500     23,325
Minsur SA                           10,500     25,614
Sociedad Minera Cerro Verde
SA(a)                                1,700     23,868
Sociedad Minera el Brocal SA         2,200     22,705
Southern Copper Corp.                  400     25,248
Volcan Cia Minera SA (Class         13,414     30,876
'B' Shares)
------------------------------------------------------
                                           $  484,098
------------------------------------------------------

Philippines  -- 3.4%
------------------------------------------------------
Aboitiz Equity Ventures, Inc.      491,000 $   82,595
Ayala Corp.                          3,600     46,561
Ayala Land, Inc.                   141,900     51,112
Banco De Oro                        16,900     17,545
Bank of the Philippine Islands      41,500     61,412
China Banking Corp.                  1,510     21,610
Equitable PCI Bank, Inc.(a)          7,400     13,717
First Gen Corp.                     20,700     23,571
First Philippine Holdings
Corp.                               10,000     15,512
Globe Telecom, Inc.                  1,040     30,666
Holcim Philippines, Inc.           167,000     27,793
International Container
Terminal Services, Inc.             57,900     28,543
JG Summit Holding, Inc.            512,000    128,908
Jollibee Foods Corp.                25,500     22,279
Manila Electric Co. (Class
'B' Shares)                         28,000     40,818
Megaworld Corp.                    555,800     30,334
Metropolitan Bank & Trust Co.       35,000     42,495
Petron Corp.                       407,000     35,476
Philippine Long Distance
Telephone Co.                        3,790    203,170
Philippine National Bank(a)         11,800     11,590
San Miguel Corp. (Class 'B'
Shares)                            100,300    154,159
Security Bank Corp.                  8,200     12,933
SM Investments Corp.                 6,300     47,760
SM Prime Holdings, Inc.            107,000     25,832
Universal Robina Corp.              42,000     16,364
------------------------------------------------------
                                           $1,192,755
------------------------------------------------------

Poland  -- 3.4%
------------------------------------------------------
Agora SA                             1,100 $   14,173
Alchemia SA(a)                         550      9,224
Bank Handlowy w Warszawie SA           370     11,040
Bank Millennium SA                   3,100     11,371
Bank Pekao SA                        1,190     99,656
Bank Przemyslowo-Handlowy BPH          135     47,058
Bank Zachodni WBK SA                   290     25,854
Bioton SA(a)                        60,000     40,228
BRE Bank SA(a)                         120     16,039
Budimex SA(a)                          800     27,624
Cersanit-Krasnystaw SA(a)            2,800     43,827
Ciech SA                               450     11,207
ComArch SA(a)                          180     13,527
ComputerLand SA                        260     10,186
Debica SA (Series 'A')                 470     11,926
Dom Development SA(a)                  250     13,948
Echo Investment SA(a)                  400     15,248
Farmacol SA(a)                         840     12,002
Firma Chemiczna Dwory SA(a)            380     11,364
Getin Holding SA(a)                  2,850     14,260
Globe Trade Centre SA(a)             1,790     29,766
Grupa Kety SA                          170     11,385
Grupa Lotos SA(a)                      700     10,540
ING Bank Slaski SA                      50     13,874
KGHM Polska Miedz SA                 1,680     51,532
Kredyt Bank SA                       1,500     10,621
LPP SA(a)                               35     10,185
Mondi Packaging Paper Swiecie
SA                                     330     10,694
Netia SA                             6,630     10,372
Orbis SA                             1,360     36,398
PBG SA(a)                              290     28,835
Polimex Mostostal SA                   520     31,000
Polish Oil & Gas                    17,900     23,678
Polska Grupa Farmaceutyczna SA         700     17,655
Polski Koncern Naftowy Orlen
SA                                   4,580     72,070
Powszechna Kasa Oszczednosci
Bank Polski SA                       5,870     97,087
Prokom Software SA                     500     27,448
Softbank SA                            800     17,285
Telekomunikacja Polska SA           22,000    187,988
TVN SA(a)                            4,500     40,291
Zaklad Przetworstwa
Hutniczego Stalprodukt SA               55     13,685
------------------------------------------------------
                                           $1,212,151
------------------------------------------------------

Qatar  -- 1.4%
------------------------------------------------------
Commercial Bank of Qatar             1,400 $   33,108
Doha Bank Ltd.                       1,360     27,941
First Finance Co.(a)                 2,200     19,095
Industries Qatar                     4,150     89,935
Masraf Al Rayan(a)                   8,200     36,486
Qatar Electricity & Water Co.        1,020     19,779
Qatar Fuel                             770     17,765
Qatar Gas Transport Co., Ltd.
(NAKILAT)(a)                        12,600     43,606
Qatar Insurance Co.                    720     20,171
Qatar International Islamic
Bank                                   590     19,236
Qatar Islamic Bank                   1,300     37,492
Qatar National Bank                    700     43,087
Qatar National Navigation              740     17,094
Qatar Shipping Co.                   1,260     20,903
Qatar Telecom QSC                      700     47,682
United Development Co.(a)            2,180     18,921
------------------------------------------------------
                                           $  512,301
------------------------------------------------------

Romania  -- 0.8%
------------------------------------------------------
Antibiotice SA(a)                   40,500 $   28,634
Banca Transilvania(a)              119,200     48,851
BRD-Group Societe Generale           9,440     77,630
Impact SA                           72,500     19,810
Rompetrol Rafinare SA(a)           492,500     20,010
SNP Petrom SA                      147,600     34,071
Transelectrica SA(a)                 1,300     18,615
Turbomechanica SA                  103,200     30,721
------------------------------------------------------
                                           $  278,342
------------------------------------------------------

Russia  -- 6.1%
------------------------------------------------------
AvtoVAZ                                230 $   16,993
Cherepovets MK Severstal             1,400     17,472
Comstar United Telesystems
(GDR)(a)                             2,000     17,600
Irkutskenergo                       22,400     18,823
JSC Scientific Production
Corp. Irkut(a)                      12,500     13,174
JSC Severstal-Avto                     550     16,190
Lebedyansky                            310     23,508
LUKOIL                                 890     71,126
LUKOIL (ADR)                         1,600    126,560
Mining & Metallurgical Co.             410     68,338
Mobile Telesystems (ADR)             1,500     81,240
Mosenergo                           80,700     15,938
NovaTek OAO (GDR)(a)(144A)             250     13,552
Novolipetsk Steel
(GDR)(a)(144A)                         636     15,801
OAO Gazprom                         42,000    453,450
OAO Gazprom (ADR)                    3,150    135,292
OAO Rosneft Oil Co.                  6,700     59,514
OAO TMK (GDR)(a)(144A)                 200      7,020
OGK-3(a)                           114,000     16,473
Polyus Gold Co.(a)                     300     15,037
RAO Unified Energy System
(GDR)                              117,400    137,921
RBC Information Systems(a)           2,950     34,336
Rostelecom                           3,500     27,629
Sberbank RF                            124    411,385
Sistema JSFC (GDR)                   1,030     31,434
Surgutneftegaz (ADR)                   312     18,720
Surgutneftegaz (PFD Shares)         17,500     15,406
Surgutneftegaz OJSC                 72,100     87,360
Tatneft                              6,400     27,951
Transneft                               10     23,744
Unified Energy System (PFD
Shares)                             21,500     21,397
Uralsvyazinform                    341,000     24,264
VimpelCom (ADR)(a)                     640     54,675
Wimm-Bill-Dann Foods OJSC
(ADR)                                  430     27,976
------------------------------------------------------
                                           $2,147,299
------------------------------------------------------

South Africa  -- 6.5%
------------------------------------------------------
ABSA Group Ltd.                      2,050 $   37,655
AECI Ltd.                              530      5,360
African Bank Investments Ltd.        4,100     16,456
African Oxygen Ltd. (AFROX)          3,600     14,596
African Rainbow Minerals
Ltd.(a)                              1,100     13,885
Alexander Forbes Ltd.                7,000     15,702
Allan Gray Property Trust           12,700     11,552
Allied Electronics Corp. Ltd.        2,782     15,488
Allied Electronics Corp. Ltd.
(PFD Shares)                         4,600     23,503
Allied Technologies Ltd.               600      5,467
Anglo Platinum Ltd.                    350     44,056
AngloGold Ashanti Ltd.               1,140     53,563
Aspen Pharmacare Holdings
Ltd.(a)                              3,250     15,500
Aveng Ltd.                           7,150     38,295
AVI Ltd.                             4,200     10,874
Barloworld Ltd.                      3,620     93,217
Bidvest Group Ltd.                   5,410    101,322
Business Connexion Group             9,500     10,092
DataTec Ltd.                         4,000     18,582
Discovery Holdings Ltd.              3,100     12,845
Edgars Consolidated Stores
Ltd.                                 5,200     29,063
Ellerine Holdings Ltd.                 470      4,936
FirstRand Ltd.                      34,550    109,982
Foschini Ltd.                        2,600     22,492
Gold Fields Ltd.                     4,135     69,431
Grindrod Ltd.                        8,200     19,333
Group Five Ltd.                      3,460     23,543
Growthpoint Properties Ltd.          2,800      5,291
Harmony Gold Mining Co.,
Ltd.(a)                              1,910     25,551
Illovo Sugar Ltd.                    3,700      9,595
Impala Platinum Holdings Ltd.        3,920    112,946
Imperial Holdings Ltd.(a)            1,580     35,010
Investec Ltd.                        1,800     21,509
JD Group Ltd.                        1,790     21,597
Johnnic Communications Ltd.            450      5,275
Kumba Iron Ore Ltd.(a)                 210      3,434
Kumba Resources Ltd.                   210      2,059
Lewis Group Ltd.                     1,300     11,318
Liberty Group Ltd.                     400      4,709
Massmart Holdings Ltd.               1,900     19,954
Metropolitan Holdings Ltd.           5,600     11,817
Mittal Steel South Africa Ltd.       1,240     18,638
MTN Group Ltd.                      23,440    281,658
Murray & Roberts Holdings Ltd.       7,250     47,403
Mvelaphanda Group Ltd.               4,900      7,529
Nampak Ltd.                          1,738      5,358
Naspers Ltd. (Class 'N'
Shares)                              3,010     75,690
Nedbank Group Ltd.                   2,630     50,214
Network Healthcare Holdings
Ltd.                                 9,250     18,712
Pick'n Pay Stores Ltd.                 970      4,512
Pretoria Portland Cement Co.,
Ltd.                                    80      4,673
Remgro Ltd.                          3,000     74,183
Reunert Ltd.                         2,860     33,641
RMB Holdings Ltd.                    5,400     25,068
Sanlam Ltd.                         12,590     32,601
Santam Ltd.                            870     11,069
Sappi Ltd.                           1,980     27,685
Sasol Ltd.                           2,900     98,386
Shoprite Holdings Ltd.               4,000     14,740
Spar Group Ltd.                      2,000     12,955
Standard Bank Group Ltd.             7,210     98,923
Steinhoff International
Holdings Ltd.                       11,340     39,227
Sun International Ltd.               1,000     16,993
Telkom South Africa Ltd.             2,800     62,286
Tiger Brands Ltd.                    1,000     23,832
Tongaat-Hulett Group Ltd.              840     13,806
Trencor Ltd.                         2,600     11,025
Truworths International Ltd.         4,300     20,437
Wilson Bayly Holmes-Ovcon Ltd.       1,300     14,071
Woolworths Holdings Ltd.             6,900     19,151
------------------------------------------------------
                                           $2,291,321
------------------------------------------------------

South Korea  -- 5.7%
------------------------------------------------------
Amorepacific Corp.(a)                  189 $   30,112
Cheil Industries, Inc.                 250      9,741
CJ Corp.                                70      7,621
Daegu Bank                             650     10,767
Daelim Industrial Co., Ltd.            130     10,647
Daewoo Engineering &
Construction Co., Ltd.                 560     10,587
Daewoo International Corp.             240      8,991
Daewoo Securities Co., Ltd.            650     10,677
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.                  330      9,615
Dongkuk Steel Mill Co., Ltd.           580     12,352
Doosan Heavy Industries &
Construction Co., Ltd.                 220     10,482
Doosan Infracore Co., Ltd.             450      9,237
GS Engineering & Construction
Corp.                                  150     12,490
GS Holdings Corp.                      200      6,632
Hana Financial Group, Inc.             650     32,181
Hanarotelecom, Inc.(a)               1,400     11,004
Hanjin Heavy Industries &
Construction Co., Ltd.                 320      9,878
Hanjin Shipping Co., Ltd.              430     12,394
Hankook Tire Co., Ltd.                 740     10,896
Hanwha Chemical Corp.                1,100     14,508
Hanwha Corp.                           380     12,991
Hite Brewery Co., Ltd.                  75      9,442
Honam Petrochemical Corp.              170     13,747
Hynix Semiconductor, Inc.(a)         1,110     37,202
Hyosung Corp.(a)                       380     10,754
Hyundai Autonet Co., Ltd.(a)           900      6,380
Hyundai Department Store Co.,
Ltd.                                   115      9,150
Hyundai Development Co.                160      8,446
Hyundai Engineering &
Construction Co., Ltd.(a)              200     10,317
Hyundai Heavy Industries Co.,
Ltd.                                   135     19,510
Hyundai Merchant Marine Co.,
Ltd.                                   320      5,948
Hyundai Mipo Dockyard Co.,
Ltd.                                    75      9,391
Hyundai Mobis                          300     24,477
Hyundai Motor Co., Ltd.                710     50,809
Hyundai Motor Co., Ltd. (PFD
Shares)                                450     18,322
Hyundai Securities Co., Ltd.           720      8,295
Hyundai Steel Co.                      470     16,496
Industrial Bank of Korea               580     10,748
Kangwon Land, Inc.                     310      6,624
KCC Corp.                               35      9,033
Kia Motors Corp.                     1,050     12,881
Kookmin Bank                         1,310    104,361
Korea Electric Power Corp.           1,670     75,988
Korea Exchange Bank                    680      8,809
Korea Express Co., Ltd.(a)             110     10,564
Korea Gas Corp.                        280     11,097
Korea Investment Holdings
Co., Ltd.                              210      9,123
Korea Zinc Co., Ltd.                   130     11,569
Korean Air Lines Co., Ltd.             292     10,490
Korean Reinsurance Co.                 750      9,854
KT Corp.                             1,880     85,859
KT Freetel Co., Ltd.                   550     14,413
KT&G Corp.                             495     30,126
LG Card Co., Ltd.(a)                   170     11,158
LG Chem Ltd.                           180      8,428
LG Corp.                               370     11,316
LG Dacom Corp.                         450     10,148
LG Electronics, Inc.                   450     25,075
LG Household & Health Care
Ltd.                                   100     12,055
LG Petrochemical Co., Ltd.             410     12,900
LG Telecom Ltd.(a)                   1,365     14,191
LG.Philips LCD Co., Ltd.(a)            490     13,755
Lotte Chilsung Beverage Co.,
Ltd.                                     7     10,171
Lotte Confectionery Co., Ltd.            8      9,899
Lotte Shopping Co., Ltd.                45     17,537
Macquarie Korea
Infrastructure Fund                  1,360      9,824
NHN Corp.                              145     19,200
Poongsan Corp.                         390      7,942
POSCO                                  496    174,337
Pusan Bank                             800     10,285
S-Oil Corp.                            235     16,299
Samsung Corp.                          540     17,442
Samsung Electro-Mechanics
Co., Ltd.                              250      9,181
Samsung Electronics Co., Ltd.          390    241,509
Samsung Electronics Co., Ltd.
(PFD Shares)                            61     28,804
Samsung Engineering Co., Ltd.          230     10,470
Samsung Fire & Marine
Insurance Co., Ltd.                    195     32,861
Samsung Heavy Industries Co.,
Ltd.                                   690     15,294
Samsung SDI Co., Ltd.                  130      8,315
Samsung Securities Co., Ltd.           180      8,845
Samsung Techwin Co., Ltd.              250      7,612
Shinhan Financial Group Co.,         1,460     76,140
Ltd.
Shinsegae Co., Ltd.                     57     33,137
SK Chemicals Co., Ltd.                 210      8,520
SK Corp.                               725     55,628
SK Networks Co., Ltd.(a)               150      4,694
SK Telecom Co., Ltd.                   365     77,900
Woongjin Coway Co., Ltd.               350      9,162
Woori Finance Holdings Co.,
Ltd.                                   780     18,318
Woori Investment & Securities
Co., Ltd.                              500      9,456
Yuhan Corp.                             57      8,896
------------------------------------------------------
                                           $2,020,732
------------------------------------------------------

Taiwan  -- 6.6%
------------------------------------------------------
Acer, Inc.                           8,000 $   15,167
Advanced Semiconductor
Engineering, Inc.(a)                13,000     14,858
Altek Corp.                          6,000     11,842
ASE Test Ltd.(a)                    66,000      9,626
Asia Cement Corp.                   14,000     13,393
Asia Optical Co., Inc.               4,000     17,786
Asustek Computer, Inc.              12,400     32,894
AU Optronics Corp.                  24,210     32,400
BenQ Corp.(a)                       19,000      9,373
Capital Securities Corp.            21,000     10,184
Catcher Technology Co., Ltd.         2,000     21,583
Cathay Financial Holding Co.,
Ltd.                                26,348     58,586
Cathay Real Estate
Development Co., Ltd.(a)            15,000      8,944
Chang Hwa Commercial Bank(a)        18,000     12,437
Cheng Shin Rubber Industry
Co., Ltd.                           11,000     10,740
Cheng Uei Precision Industry
Co., Ltd.                            3,000     11,568
Chi Mei Optoelectronics Corp.       20,432     20,035
China Airlines                      22,000     10,342
China Development Financial
Holding Corp.                       51,780     24,069
China Motor Corp.                   13,000     12,755
China Petrochemical
Development Corp.(a)                35,000      9,941
China Steel Corp.                   60,000     61,955
Chinatrust Financial Holding
Co., Ltd.                           41,560     35,027
Chunghwa Telecom Co., Ltd.          85,280    164,066
Chungwha Picture Tubes Ltd.(a)      51,000      9,891
Compal Electronics, Inc.            13,000     11,814
Delta Electronics, Inc.              8,000     26,234
E.Sun Financial Holding Co.,
Ltd.                                16,000     10,416
Epistar Corp.                        4,000     13,047
Eternal Chemical Co., Ltd.           7,000     11,726
EVA Airways Corp.                   49,000     21,337
Evergreen International
Storage & Transport Corp.           19,000      9,975
Evergreen Marine Corp.              34,050     18,977
Far Eastern International Bank      17,000      9,521
Far Eastern Textile Ltd.            15,000     12,696
Far EasTone
Telecommunications Co., Ltd.        33,000     37,357
Feng Hsin Iron & Steel Co.,
Ltd.                                 9,000     11,375
First Financial Holding Co.,
Ltd.                                20,000     14,638
Formosa Chemicals & Fibre
Corp.                               20,000     35,705
Formosa Petrochemical Corp.         14,000     28,571
Formosa Plastics Corp.              36,000     60,667
Formosa Taffeta Co., Ltd.           18,000     13,827
Foxconn Technology Co., Ltd.         2,000     24,045
Fubon Financial Holding Co.,
Ltd.                                25,000     22,917
Fuhwa Financial Holdings Co.,
Ltd.(a)                             21,000      9,920
High Tech Computer Corp.             2,000     29,821
Hon Hai Precision Industry
Co., Ltd.                           18,600    127,801
Hotai Motor Co., Ltd.                9,000     20,488
Hsinchu International Bank          14,000     10,332
Hua Nan Financial Holdings
Co., Ltd.                           18,000     13,438
Inventec Appliances Corp.            6,000     15,256
Inventec Co., Ltd.                  14,000     11,416
Johnson Health Tech Co., Ltd.        2,000     15,600
KGI Securities Co., Ltd.(a)         29,000      9,827
Largan Precision Co., Ltd.           2,000     30,449
Lite-On Technology Corp.            15,034     21,786
Macronix International Co.,
Ltd.(a)                             24,000      9,803
MediaTek, Inc.                       4,100     45,051
Mega Financial Holding Co.,
Ltd.                                31,000     20,866
Mitac International Corp.            9,000     11,008
Motech Industries, Inc.              1,000     14,421
Nan Ya Plastics Corp.               38,270     63,241
Nan Ya Printed Circuit Board
Corp.                                2,000     12,966
Nanya Technology Corp.              13,000     10,281
Novatek Microelectronics
Corp. Ltd.                           3,000     14,905
Pixart Imaging, Inc.                 1,000     14,089
Polaris Securities Co., Ltd.        21,000      9,904
Pou Chen Corp.                      36,649     39,356
Powerchip Semiconductor Corp.       31,780     20,437
Powertech Technology, Inc.           4,000     16,747
President Chain Store Corp.         11,000     25,443
ProMOS Technologies, Inc.(a)        26,000     10,103
Quanta Computer, Inc.               13,139     22,277
Realtek Semiconductor Corp.          7,000     11,255
Shin Kong Financial Holding
Co., Ltd.                           17,000     17,095
Siliconware Precision
Industries Co.                       9,000     15,327
Sincere Navigation                   9,000     12,261
SinoPac Financial Holdings
Co., Ltd.                           43,000     21,815
Taishin Financial Holdings
Co., Ltd.(a)                        21,000     11,735
Taiwan Cement Corp.                 27,000     23,200
Taiwan Cooperative Bank             15,000     11,013
Taiwan Fertilizer Co., Ltd.          7,000     12,482
Taiwan Mobile Co., Ltd.             56,000     54,440
Taiwan Semiconductor
Manufacturing Co., Ltd.             93,000    191,861
Tatung Co., Ltd.(a)                 25,000     10,791
Tripod Technology Corp.              3,000     11,953
Tung Ho Steel Enterprise Corp.      11,000     11,151
U-Ming Marine Transport Corp.        9,000     13,099
Uni-President Enterprises
Corp.                               41,000     37,434
Unimicron Technology Corp.           8,000     10,357
United Microelectronics Corp.       73,204     46,124
Via Technologies, Inc.(a)           10,000      9,958
Walsin Lihwa Corp.(a)               21,000     10,446
Wan Hai Lines Ltd.                  31,000     19,167
Winbond Electronics Corp.(a)        26,000     10,022
Wistron Corp.                        8,000     11,560
Yang Ming Marine Transport          19,000     10,011
Yieh Phui Enterprise                24,000     10,009
Yuanta Core Pacific
Securities Co.                      15,000     11,431
Yuen Foong Yu Paper
Manufacturing Co., Ltd.             24,000      9,493
Yulon Motor Co., Ltd.                9,135     10,251
------------------------------------------------------
                                           $2,347,080
------------------------------------------------------

Thailand  -- 3.3%
------------------------------------------------------
Advanced Info Service Pcl(c)        23,100 $   50,547
Airports of Thailand Pcl(c)         10,200     14,827
Amata Corp. Pcl(c)                  23,000      6,621
Aromatics (Thailand) Pcl            11,300     12,873
Bangkok Bank Pcl(c)                  4,300     13,973
Bangkok Bank Pcl                    23,700     72,696
Bangkok Dusit Medical Service
Pcl                                 23,500     23,647
Bangkok Expressway Pcl(c)           27,000     18,342
Bank of Ayudhya Pcl(c)              13,600      7,176
Bank of Ayudhya Pcl                 18,200      9,467
Banpu Pcl(c)                         2,700     14,564
BEC World Pcl(c)                    51,100     29,860
Big C Supercenter Pcl(c)             6,300      7,753
Big C Supercenter Pcl                9,900     12,183
Bumrungrad Hospital Pcl             11,000     11,458
Cal-Comp Electronics
(Thailand) Pcl(c)                  195,000     24,585
Central Pattana Pcl(c)              12,000      7,427
Ch. Karnchang Pcl                   41,200     10,131
Charoen Pokphand Foods Pcl(c)      117,500     15,626
CP Seven Eleven Pcl(c)             130,000     21,517
Delta Electronics (Thailand)
Pcl(c)                              13,800      6,952
Electricity Generating Pcl           5,100     14,524
Glow Energy Pcl                     11,100     10,650
Hana Microelectronics Pcl(c)        32,900     22,729
ICC International Pcl(c)             8,400     10,458
IRPC Pcl(a)(c)                     113,900     17,377
Italian-Thai Development
Pcl(c)                             161,300     19,129
Kasikornbank Pcl(c)                  6,000     10,849
Kasikornbank Pcl                    21,700     37,353
Kiatnakin Bank Pcl(c)               13,500     11,253
Krung Thai Bank Pcl(c)              53,200     18,645
Land & Houses Pcl                  138,000     24,620
Loxley Pcl(a)                      225,800     10,461
Minor International Pcl             59,200     18,517
Precious Shipping Pcl(c)            10,100     12,719
PTT Chemical Pcl(c)                  5,300     11,457
PTT Exploration & Production
Pcl(c)                              15,700     45,645
PTT Pcl(c)                          17,960    102,880
Ratchaburi Electricity
Generating Holding Pcl(c)           15,600     19,534
Rayong Refinery Pcl(a)              21,500      9,780
Regional Container Lines Pcl        20,000     11,255
Samart Corp. Pcl                    57,000     14,297
Siam Cement Pcl(c)                   1,800     12,620
Siam Cement Pcl                      9,300     62,370
Siam City Bank Pcl                  23,400     10,863
Siam City Cement Pcl(c)              2,490     18,690
Siam Commercial Bank Pcl(c)         27,500     46,704
Siam Commercial Bank Pcl (PFD
Shares)                              7,000     12,039
Siam Makro Pcl(c)                    5,500     12,507
Sino Thai Engineering &
Construction Pcl(c)                 61,000      7,831
Thai Airways International
Pcl(c)                              15,200     19,107
Thai Beverage Pcl                   97,000     17,403
Thai Oil Pcl(c)                     17,800     29,462
Thai Union Frozen Products
Pcl(c)                               9,400      6,299
Thanachart Capital Pcl(c)           28,000      9,148
Thoresen Thai Agencies Pcl(c)       13,200     10,354
TISCO Bank Pcl                      18,000     10,814
TMB Bank Pcl(a)(c)                 117,000      6,635
Total Access Communication
Pcl(a)                               2,600     10,842
True Corp. Pcl(a)(c)               144,100     21,984
------------------------------------------------------
                                           $1,172,029
------------------------------------------------------

Turkey  -- 3.4%
------------------------------------------------------
Acibadem Saglik Hizmetleri ve        1,000 $   10,463
Ticaret AS
Adana Cimento Sanayii Turk TAS       1,931     11,460
Akbank TAS                          15,700    102,501
Akcansa Cimento AS                   2,000     13,534
Aksigorta AS                         2,500     10,670
Alarko Holding AS                    3,800      9,592
Anadolu Cam Sanayii AS               2,800     11,703
Anadolu Efes Biracilik ve
Malt Sanayii AS                      1,030     34,363
Arcelik AS                           3,200     20,236
Aselsan Elektronik Sanayi ve
Ticaret AS                             580     12,334
Aygaz AS                             6,900     20,521
BIM Birlesik Magazalar AS(a)           260     15,381
Bursa Cimento Fabrikasi AS           1,400     11,289
Cimsa Cimento Sanayi ve
Ticaret AS                           1,800     11,975
Dogan Sirketler Grubu Holding
AS                                  22,124     37,902
Dogan Yayin Holding AS(a)            4,500     15,769
Eczacibasi Ilac Sanayi ve
Ticaret AS(a)                        2,900     10,779
Enka Insaat ve Sanayi AS             4,300     46,146
Eregli Demir ve Celik
Fabrikalari TAS                      7,400     56,718
Ford Otomotiv Sanayi AS              1,700     16,484
Haci Omer Sabanci Holding AS         9,150     38,989
Hurriyet Gazetecilik ve
Matbaacilik AS                       3,500     10,556
Ihlas Holding AS(a)                 30,000     10,604
Is Gayrimenkul Yatirim
Ortakligi AS                         5,200     11,293
KOC Holding AS(a)                   13,250     57,482
Mardin Cimento Sanayii ve
Ticaret AS                           2,000     10,310
Migros Turk TAS(a)                   1,500     20,049
Petkim Petrokimya Holding
AS(a)                                2,800     10,541
Petrol Ofisi AS                      2,700      9,487
Sekerbank TAS(a)                     2,700      9,845
Tofas Turk Otomobil Fabrikasi
AS                                   3,300     12,868
Trakya CAM Sanayii AS                3,700     10,839
Tupras-Turkiye Petrol
Rafinerileri AS                      3,670     66,571
Turk Hava Yollari Anonim
Ortakligi (THY) AS(a)                5,400     28,125
Turk Sise ve Cam Fabrikalari
AS(a)                                4,100     16,462
Turk Traktor ve Ziraat
Makineleri AS                        1,100     11,847
Turkcell Iletisim Hizmetleri
AS                                  28,200    156,366
Turkiye Garanti Bankasi AS          22,000     84,720
Turkiye Is Bankasi                  17,349     84,486
Turkiye Sinai Kalkinma
Bankasi AS(a)                        5,800     12,465
Ulker Gida Sanayi ve Ticaret
AS                                   3,800     11,016
Vestel Elektronik Sanayi va
Ticaret AS(a)                        4,500     11,360
Yapi ve Kredi Bankasi AS(a)         10,800     21,318
Yazicilar Holding AS (Class
'A' Shares)                            400     10,156
------------------------------------------------------
                                           $1,207,575
------------------------------------------------------

United Arab Emirates  -- 0.9%
------------------------------------------------------
Amlak Finance (PJSC)(a)             10,200 $   12,664
Arabtec Holding Co.                 15,000     21,890
Aramex (PJSC)(a)                    42,000     26,415
Dubai Investments (PJSC)            13,700     16,002
Dubai Islamic Bank                  24,000     54,432
Emaar Properties (PJSC)             40,200    138,457
National Central Cooling Co.
(Tabreed)                           75,800     39,625
------------------------------------------------------
                                           $  309,485
------------------------------------------------------

United States  -- 0.3%
------------------------------------------------------
CTC Media, Inc.(a)                   1,000 $   21,510
Southern Copper Corp.                1,400     87,500
------------------------------------------------------
                                           $  109,010
------------------------------------------------------

Total Common Stocks
  (cost $30,133,552)                    $  34,201,841
------------------------------------------------------

INVESTMENT FUNDS -- 1.2%
Saudi Arabia Investment Fund
Ltd.(a)                              3,790 $  171,308
Vietnam Enterprise
Investments Ltd.(a)                 50,400    269,640
------------------------------------------------------

Total Investment Funds
  (cost $408,165)                       $     440,948
------------------------------------------------------

RIGHTS -- 0.0%
Egyptian Kuwaiti Holding Co.
(Egypt) Expiring 12/31/49(a)         1,900 $      247
PBG SA (Poland) Expiring
1/24/07(a)                               2          4
------------------------------------------------------

Total Rights
  (cost $0)                             $         251
------------------------------------------------------
Total Long-Term Investments - 97.7%
  (cost $30,541,717)                    $  34,643,040

SECURITY                        PRINCIPAL
                                AMOUNT (000)  VALUE
------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

Time Deposit
Citibank Argentina 1.00%,
10/26/07
    (cost $4,564)                      5   $    4,504

Repurchase Agreements
State Street Bank & Trust Corp.
Repurchase Agreement, dated
1/31/07, 4.90%, due 2/1/07
(cost $360,000)(d)                   360   $  360,000
------------------------------------------------------
Total Short-Term Investments
  (cost $364,564)                       $     364,504
------------------------------------------------------
Total Investments - 98.7%               $  35,007,544
  (cost $30,906,281)
------------------------------------------------------

Other Assets, Less Liabilities - 1.3%   $     447,122
------------------------------------------------------

Net Assets - 100%                       $  35,454,666
------------------------------------------------------
(144A) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $236,366 or 0.7% of the Portfolio's net assets.
(ADR) - American Depositary Receipt
(GDR) - Global Depository Receipt
(PFD Shares) - Preferred Shares
(a)    Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)    Indicates a foreign registered security.
       Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Repurchase price of $360,049. Collateralized by $370,000 Federal Home Loan Bank 3.875% due
       8/22/2008. The aggregate market value,
       including accrued interest, of the collateral was $368,950.

Currency Concentration of Portfolio as of January
31, 2007
                      PERCENTAGE OF
                          TOTAL
CURRENCY               INVESTMENTS         VALUE
United States
Dollar                   13.2%             $4,557,275
New Taiwan Dollar         6.8%              2,347,080
South African Rand        6.6%              2,291,321
Brazilian Real            5.9%              2,041,367
Mexican Peso              5.9%              2,037,459
South Korean Won          5.8%              2,020,732
Hong Kong Dollar          5.3%              1,843,450
Indian Rupee              4.7%              1,630,376
Polish Zloty              3.5%              1,212,154
New Turkish Lira          3.5%              1,207,575
Hungarian Forint          3.4%              1,193,256
Philippine Peso           3.4%              1,192,755
Thailand Baht             3.3%              1,143,784
Indonesian Rupiah         3.2%              1,109,571
Malaysian Ringgit         3.2%              1,098,804
Czech Koruna              3.0%              1,036,113
Chilean Peso              2.4%                828,799
Israeli Shekel            2.3%                793,486
Moroccan Dirham           1.6%                567,322
Egyptian Pound            1.5%                528,203
Other Currencies          11.5%             3,962,158

FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

       THE COST AND UNREALIZED APPRECIATION (DEPRECIATION) IN VALUE OF THE INVESTMENTS OWNED AT JANUARY 31, 2007, AS COMPUTED ON A FEDERAL INCOME TAX BASIS, WERE AS FOLLOWS:

              AGGREGATE COST                                $ 30,915,003
              -----------------------------------------------------------

              Gross unrealized appreciation                    4,647,688
              Gross unrealized depreciation                     (555,147)
              -----------------------------------------------------------

              NET UNREALIZED APPRECIATION                    $ 4,092,541
              -----------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------

By:   /s/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President and Principal Executive Officer

Date: March 22, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President and Principal Executive Officer

Date: March 22, 2007
      --------------


By:   /s/ Barbara E. Campbell
      ------------------------
      Barbara E. Campbell
      Treasurer and Principal Financial Officer

Date: March 22, 2007
      --------------